Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after December 31, 2022 up through the date the Company issued these consolidated financial statements on April 28, 2023, for disclosure or recognition in the consolidated financial statements of the Company as appropriate.